Government assistance (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Government Assistance [Abstract]
Government assistance resulting from the canada emergency wage subsidy	$ 860	$ 0	$ 0
Decrease in selling salary expense due to government assistance	595
Decrease in general and administrativesalary expense due to government assistance	159
Decrease in research and developmentsalary expense due to government assistance	106
Government grant receivable	$ 85	$ 0